Property, plant and equipment - pledged as security for debt (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	€ 2,214	€ 2,372
Land and industrial buildings pledged as security for debt
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	892	1,031
Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	1,241	1,324
Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	€ 81	€ 17